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                                   SSgA FUNDS

                          SUPPLEMENT DATED JUNE 6, 2003

                           SSgA EMERGING MARKETS FUND
                       PROSPECTUS DATED DECEMBER 27, 2002

The following sentence is hereby added to the prospectus section entitled "Principal Investment Strategies:"

     The Emerging Markets Fund may also invest in fixed income securities rated investment grade or better issued by US companies.

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                                   SSgA FUNDS

                          SUPPLEMENT DATED JUNE 6, 2003

                                   SSgA FUNDS
                      PROSPECTUSES DATED DECEMBER 27, 2002

Effective June 27, 2003, please note the following address changes:
The address for the SSgA Funds on the front cover page of the prospectus is hereby amended to read in its entirety as:

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

The address for SSgA Funds Management, Inc., under the caption "Investment Advisor" is hereby amended as follows:

     State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900

The address for State Street Global Markets LLC on the back cover page of the prospectus is hereby amended to read in its entirety as follows:

                        State Street Global Markets, LLC

                          State Street Financial Center

                               One Lincoln Street

                        Boston, Massachusetts 02111-2900

                                 1-800-997-7327

Please note that the addresses with respect to purchase and redemption of fund shares remain unchanged.